Intangible Assets - Schedule of Components of Intangible Assets (Details) - BigToken Inc [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Software	$ 1,843,000	$ 1,408,000	$ 660,000
Accumulated amortization	(924,000)	(539,000)	(191,000)
Intangible assets, net	$ 919,000	$ 869,000	$ 469,000